Consolidated Condensed Statements of Changes in Shareholders’ Deficit (Unaudited) - USD ($)		Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2022	[1]		$ 460	$ 24,540	$ (46,877)	$ (21,877)
Balance (in Shares) at Dec. 31, 2022	[1]		4,600,000
Net income (loss)					(41,692)	(41,692)
Balance at Dec. 31, 2023	[2]		$ 460	24,540	(88,569)	(63,569)
Balance (in Shares) at Dec. 31, 2023	[2]		4,600,000
Sale of 509,000 Private Placement Shares		$ 51		5,089,949		5,090,000
Sale of 509,000 Private Placement Shares (in Shares)		509,000
Allocated value of transaction costs to private shares				(22,096)		(22,096)
Share-based compensation expense				39,372		39,372
Accretion of Class A ordinary shares subject to possible redemption				(5,131,765)	(4,233,488)	(9,365,253)
Net income (loss)					1,100,442	1,100,442
Balance at Mar. 31, 2024	[3]	$ 51	$ 460		(3,221,615)	(3,221,104)
Balance (in Shares) at Mar. 31, 2024	[3]	509,000	4,600,000
Balance at Dec. 31, 2023	[2]		$ 460	24,540	(88,569)	(63,569)
Balance (in Shares) at Dec. 31, 2023	[2]		4,600,000
Sale of 509,000 Private Placement Shares		$ 51		5,089,949		5,090,000
Sale of 509,000 Private Placement Shares (in Shares)		509,000
Allocated value of transaction costs to private shares				(22,096)		(22,096)
Share-based compensation expense				271,572		271,572
Accretion of Class A ordinary shares subject to possible redemption				(5,363,965)	(11,244,064)	(16,608,029)
Net income (loss)					7,599,512	7,599,512
Balance at Dec. 31, 2024	[2]	$ 51	$ 460		(3,733,121)	(3,732,610)
Balance (in Shares) at Dec. 31, 2024	[2]	509,000	4,600,000
Share-based compensation expense				57,919		57,919
Accretion of Class A ordinary shares subject to possible redemption				(57,919)	(1,931,349)	(1,989,268)
Net income (loss)					(487,392)	(487,392)
Balance at Mar. 31, 2025		$ 51	$ 460		$ (6,151,862)	$ (6,151,351)
Balance (in Shares) at Mar. 31, 2025		509,000	4,600,000

[1]	Includes an aggregate of up to 600,000 Class B ordinary shares that are subject to forfeiture depending on the extent to which the underwriter’s over-allotment option is exercised. On February 13, 2024, simultaneously with the closing of the Initial Public Offering, the underwriter fully exercised its over-allotment option, and accordingly, the 600,000 Founder Shares are no longer subject to forfeiture (Note 5).
[2]	On February 1, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 1,437,500 Class B ordinary shares, resulting in a total of 4,312,500 Class B ordinary shares held by the Sponsor and the Company’s two independent directors and one advisor. On February 8, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 287,500 Class B ordinary shares, resulting in a total of 4,600,000 Class B ordinary shares held by the Sponsor and the Company’s two independent directors and one advisor.
[3]	On February 1, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 1,437,500 Class B ordinary shares, resulting in a total of 4,312,500 Class B ordinary shares held by the Sponsor and Company’s two independent directors and one advisor. On February 8, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 287,500 Class B ordinary shares, resulting in a total of 4,600,000 Class B ordinary shares held by the Sponsor and Company’s two independent directors and one advisor.